Income Taxes (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Income Taxes (Details) [Line Items]
Net loss carryforward	$ 5,620
Singapore [Member]
Income Taxes (Details) [Line Items]
Applicable tax rate	17.00%